Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Octagon investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

The “Oberweis Octagon” investment criteria include:

1. Extraordinarily rapid growth in revenue. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company’s underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company’s underlying growth prospects and profit margins.

7. A review of the company’s financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company’s stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk—The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 30.40% Worst Quarter: Fourth Quarter 2008 -37.59%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2012)
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,734
Annual Return 2003	rr_AnnualReturn2003	55.97%
Annual Return 2004	rr_AnnualReturn2004	5.10%
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	14.99%
Annual Return 2008	rr_AnnualReturn2008	(57.66%)
Annual Return 2009	rr_AnnualReturn2009	63.49%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(3.88%)
Annual Return 2012	rr_AnnualReturn2012	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.36%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions and Sales | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.39%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.80%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2% of average daily net assets for the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2014. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.